Fixed Assets	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets
10.	FIXED ASSETS

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Computer equipment	44,246	51,656	7,276
Office building	5,125	5,146	725
Office building related facility, machinery and equipment	4,195	4,217	594
Vehicles	676	883	124
Office equipment	1,237	1,132	159
Leasehold improvements	490	540	76
Construction in progress	291	285	40

	56,260	63,859	8,994
Accumulated depreciation and impairment	(32,287)	(35,899)	(5,056)

	23,973	27,960	3,938

Depreciation expense for the years ended December 31, 2021, 2022 and 2023, was RMB5.7 billion, RMB6.2 billion and RMB7.1 billion (US$1.0 billion), respectively. Impairment charges on fixed assets for the years ended December 31, 2021, 2022 and 2023 were not material.